Class K [Member] Performance Management - Class K - BlackRock LifePath ESG Index 2070 Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the MSCI USA Index, the Bloomberg U.S. Aggregate Bond Index, the LifePath ESG Index 2070 Fund Custom Benchmark and the MSCI USA Extended ESG Focus Index. The Bloomberg U.S. Aggregate Bond Index and the MSCI USA Extended ESG Focus Index are relevant to the Fund because of the characteristics of the Fund’s underlying exposures. The LifePath ESG Index 2070 Fund Custom Benchmark is relevant to the Fund due to similar characteristics to the Fund’s overall investment strategy. The LifePath ESG Index 2070 Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which LifePath ESG Index 2070 Fund invests according to their weightings as of the most recent quarter-end. The weightings of the indexes in the LifePath ESG Index 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of LifePath ESG Index 2070 Fund’s asset allocation strategy. The returns of the LifePath ESG Index 2070 Fund Custom Benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect LifePath ESG Index 2070 Fund’s asset allocation strategy but rather reflect the LifePath ESG Index 2070 Fund Custom Benchmark’s actual allocation over time, which may be different from the current allocation. To the extent that dividends and distributions have been paid by LifePath ESG Index 2070 Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How LifePath ESG Index 2070 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath ESG Index 2070 Fund expenses during these periods, LifePath ESG Index 2070 Fund’s returns would have been lower. Updated information on LifePath ESG Index 2070 Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	How LifePath ESG Index 2070 Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the MSCI USA Index, the Bloomberg U.S. Aggregate Bond Index, the LifePath ESG Index 2070 Fund Custom Benchmark and the MSCI USA Extended ESG Focus Index. The Bloomberg U.S. Aggregate Bond Index and the MSCI USA Extended ESG Focus Index are relevant to the Fund because of the characteristics of the Fund’s underlying exposures. The LifePath ESG Index 2070 Fund Custom Benchmark is relevant to the Fund due to similar characteristics to the Fund’s overall investment strategy. The LifePath ESG Index 2070 Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which LifePath ESG Index 2070 Fund invests according to their weightings as of the most recent quarter-end.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS LifePath ESG Index 2070 Fund As of 12/31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 11.29% (quarter ended June 30, 2025) and the lowest return for a quarter was –1.44% (quarter ended March 31, 2025).
Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	http://www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Class K
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.29%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(1.44%)
Lowest Quarterly Return, Date	Mar. 31, 2025